FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

        Report for the Calendar Year Ended:  December 31, 2002

            Check here if Amendment [ ]: Amendment Number:___________

                        This Amendment (Check only one.):

                              [ ] is a restatement

                         [ ] adds new holdings entries.


              Institutional Investment Manager Filing this Report:


                      Name:  Tyndall Capital Partners, L.P.

       Address: 153 East 53rd Street, 55th Floor, New York, New York 10022
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                      Form 13F File Number: 028-7420

             The institutional investment manager filing this report
          and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jeffrey S. Halis
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Title:
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Phone:   212-446-2460
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Signature, Place, and Date of Signing:

/s/ Jeffrey S. Halis                  New York, New York       February 13, 2003
---------------------------        ------------------------   ------------------
[Signature]                            [City, State]                 [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager, [If there are no entries in this list, omit this section.]

Form 13F File Number 28-             None
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                              Form 13F Summary Page

                                 Report Summary


Number of Other Included Managers:         0
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Form 13F Information Table Entry Total:   85
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Form 13F Information Table Value Total:   $ 171,210   (thousands)
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List of Other Included Managers:

                         Provide a  numbered  list of the  name(s)  and Form 13F
                    file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



No.  None
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Form 13F File Number 28-
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Name          ------------------------------------------------------------------


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                           FORM 13F INFORMATION TABLE


                                     Tyndall
                                    FORM 13F
                                December 31, 2002


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    Column 1                    Column 2      Column 3     Column 4       Column 5        Column 6   Column 7         Column 8

                                Title of       CUSIP        Value    Shares or  SH/ Put/  Invstmt     Other        Voting Authority
  Name of Issuer                 Class                    (x$1000)   Prin. Amt. PRN Call  Dscretn    Managers  Sole   Shared   None
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

Alderwoods Group, Inc           COM              014383103   1416    298800     SH         Sole                 298800
Alleghany Corp Del              COM              017175100   1543      8695     SH         Sole                   8695
Alliance Fiber Optic Prods I    COM              018680108     48     84925     SH         Sole                  84925
Associated  Banc Corp           COM              045487105    643     18939     SH         Sole                  18939
At&t Wireless Svcs Inc          COM              00209A106    397     70200     SH         Sole                  70200
Avici Sys Inc                   COM NEW          05367L802    924    258036     SH         Sole                 258036
Baldwin & Lyons Inc             CL B             057755209   1033     43830     SH         Sole                  43830
Bank Mut Corp                   COM              063748107   3232    139733     SH         Sole                 139733
Bank Utd Corp Litigatn Cont     RIGHT99/99/9999  065416117      5     55000     SH         Sole                  55000
Barrick Gold Corp               COM              067901108   4134    268278     SH         Sole                 268278
Bell Cda Intl Inc               COM NEW          077914307    124    100000     SH         Sole                 100000
Braun Consulting Inc            COM              105651103    365    401612     SH         Sole                 401612
Brookline Bancorp Inc Del       COM              11373M107   1190    100000     SH         Sole                 100000
Camden Natl Corp                COM              133034108    581     24020     SH         Sole                  24020
Capitol Fed Finl                COM              14057C106   9346    324513     SH         Sole                 324513
Capstone Turbine Corp           COM              14067D102    192    212897     SH         Sole                 212897
Cardinal Health Inc             COM              14149Y108    888     15000     SH         Sole                  15000
Catalytica Energy Sys Inc       COM              148884109    386    140000     SH         Sole                 140000
Charter Finl Corp West Pt Ga    COM              16122M100  14439    464556     SH         Sole                 464556
Chevrontexaco Corp.             COM              166764100   4597     69153     SH         Sole                  69153
Chiquita Brands Intl Inc        COM              170032106    688     51900     SH         Sole                  51900
Ciena Corp                      COM              171779101   1605    312340     SH         Sole                 312340
Cincinnati Finl Corp            COM              172062101  12251    326247     SH         Sole                 326247
Commercial Federal Corporati    COM              201647104    303     12991     SH         Sole                  12991
CONOCOPHILLIPS                  COM              20825C104    387      8000     SH         Sole                   8000
Corvis Corp                     COM              221009103    515    725961     SH         Sole                 725961
Deutsche Telekom AG             SPONSOREDADR     251566105   1723    135691     SH         Sole                 135691
Dusa Pharmaceuticals Inc        COM              266898105    114     69600     SH         Sole                  69600
Dutchfork Bancshares Inc        COM              26704P108   1141     41900     SH         Sole                  41900
Ebay Inc                        COM              278642103   3508     51730     SH         Sole                  51730
Edison Intl                     COM              281020107    827     69800     SH         Sole                  69800
Empire Fed Bancorp Inc          COM              291657104   1348     70716     SH         Sole                  70716
Enpro Inds Inc                  COM              29355X107   4172   1043000     SH         Sole                1043000
Erie Indty Co                   CL A             29530P102  26204    722661     SH         Sole                 722661
Fair Isaac & Co Inc             COM              303250104   4320    101162     SH         Sole                 101162
First Banctrust Corp            COM              31868F102    919     55100     SH         Sole                  55100
First Ctzns Bancshares Inc N    CL A             31946M103   1131     11709     SH         Sole                  11709
First Fed Bankshares Inc Del    COM              32020V100   2169    149604     SH         Sole                 149604
FMC Technologies Inc            COM              30249U101   1369     67000     SH         Sole                  67000
General Electric Co             COM              369604103   1715     70433     SH         Sole                  70433
Genesis Microchip Inc Del       COM              37184C103    604     46314     SH         Sole                  46314
Gouverneur Bancorp              COM              383584109    341     36300     SH         Sole                  36300


Hudson City Bancorp             COM              443683107    240     12900     SH         Sole                  12900
Huttig Bldg Prods Inc           COM              448451104    695    243700     SH         Sole                 243700
Imagistics International Inc    COM              45247T104   2660    133000     SH         Sole                 133000
Insweb Corp                     COM              45809K202     37     22800     SH         Sole                  22800
Jds Uniphase Corp               COM              46612J101    116     47000     SH         Sole                  47000
Johnson & Johnson               COM              478160104   2708     50427     SH         Sole                  50427
Joy Global Inc                  COM              481165108    471     41824     SH         Sole                  41824
Liberte Invs Inc Del            COM              530154103     99     23017     SH         Sole                  23017
Liquid Audio Inc                COM              53631T102   1587    645215     SH         Sole                 645215
Magellan Health Svcs Inc        COM              559079108     13     80100     SH         Sole                  80100
MCK Communications Inc          COM              581243102     41     38000     SH         Sole                  38000
Mips Technologies Inc           CL B             604567206    450    156238     SH         Sole                 156238
Monarch Community Bancorp In    COM              609045109    260     22900     SH         Sole                  22900
Neomagic Corp                   COM              640497103    838    776227     SH         Sole                 776227
New York Cmnty Bancorp Inc      COM              649445103   3177    110022     SH         Sole                 110022
Nicor Inc                       COM              654086107   6364    187000     SH         Sole                 187000
Northwest Bancorp Inc Pa        COM              667328108   3276    221492     SH         Sole                 221492
Octel Corp                      COM              675727101   5462    345700     SH         Sole                 345700
Openwave Sys Inc                COM              683718100     45     22546     SH         Sole                  22546
Osmonics Inc                    COM              688350107    215     12700     SH         Sole                  12700
Pathfinder Bancorp Inc.         COM              70320A103    824     56000     SH         Sole                  56000
PG&E Corp.                      COM              69331C108    990     71200     SH         Sole                  71200
Pharmacyclics Inc               COM              716933106    190     53200     SH         Sole                  53200
Pride Intl Inc Del              COM              74153Q102   1359     91200     SH         Sole                  91200
Redwood Tr Inc                  COM              758075402    975     35200     SH         Sole                  35200
Resonate Inc                    COM              76115Q104    249    140524     SH         Sole                 140524
River Vy Bancorp                COM              768475105   1281     42000     SH         Sole                  42000
Sanmina Sci Corp                COM              800907107   1647    366879     SH         Sole                 366879
Solectron  Corp                 COM              834182107    199     56160     SH         Sole                  56160
Sound Fed Bancorp               COM              83607T109    301     10001     SH         Sole                  10001
Taylor Cap Group Inc            COM              876851106    558     30000     SH         Sole                  30000
Telephone & Data Sys Inc        COM              879433100   3875     82413     SH         Sole                  82413
Tellium Inc                     COM              87967E107    458    715226     SH         Sole                 715226
Texas Instrs Inc                COM              882508104    283     18850     SH         Sole                  18850
Union Cmnty Bancorp             COM              906054101    654     41676     SH         Sole                  41676
Verisign Inc                    COM              92343E102    746     92972     SH         Sole                  92972
Veritas Software Co             COM              923436109    265     16963     SH         Sole                  16963
Vyyo Inc                        COM NEW          918458209   1045    411377     SH         Sole                 411377
Washington Mut Inc              COM              939322103   3444     99750     SH         Sole                  99750
Webster City Fed Bancorp Iow    COM              947692109    581     30600     SH         Sole                  30600
Westfield Financial Inc         COM              96008D101   1226     79115     SH         Sole                  79115
Willow Grove Bancorp Inc New    COM              97111W101   2170    156109     SH         Sole                 156109
Xcel Energy Inc                 COM              98389B100   6299    572600     SH         Sole                 572600
                                                 Total     171210